Employee Benefits - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee Benefits [Abstract]
Employee service period required for benefits	3 years
Weighted average duration of defined benefit obligations	11 years 2 months 12 days	12 years 1 month 6 days
Estimate of contributions expected to be paid to plan for next annual reporting period	¥ 16,122
Defined contribution costs	¥ 52,490	¥ 52,692	¥ 60,521